Unaudited Interim Condensed Consolidated Statements of Profit or Loss - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Profit or Loss
Revenue from contract with customer		SFr 115,277		SFr 348,757
Other income	SFr 36,375		SFr 107,430	1,430
Operating costs
Research and development	(234,454)	(339,317)	(390,520)	(584,442)
General and administration	(534,819)	(675,276)	(1,056,070)	(1,453,153)
Total operating costs	(769,273)	(1,014,593)	(1,446,590)	(2,037,595)
Operating loss	(732,898)	(899,316)	(1,339,160)	(1,687,408)
Finance income	3	(25,832)	3	27,693
Finance expense	5,828	(864)	(13,322)	(1,475)
Finance result	5,831	(26,696)	(13,319)	26,218
Share of net loss of investments accounted for using the equity method	(1,231,845)	(530,749)	(2,079,296)	(530,749)
Net loss before tax from continuing operations	(1,958,912)	(1,456,761)	(3,431,775)	(2,191,939)
Net loss from continuing operations	(1,958,912)	(1,456,761)	(3,431,775)	(2,191,939)
Net profit from discontinued operations (attributable to equity holders of the Group)	117,747	14,335,393	117,747	11,983,432
Net profit / (loss) for the period	SFr (1,841,165)	SFr 12,878,632	SFr (3,314,028)	SFr 9,791,493
Basic profit / (loss) per share for profit/(loss) attributable to the ordinary equity holders of the Company	SFr (0.02)	SFr 0.13	SFr (0.03)	SFr 0.1
From continuing operations	(0.02)	(0.01)	(0.03)	(0.02)
From discontinued operations	0	0.14	0	0.12
Diluted profit / (loss) per share for profit/ (loss) attributable to the ordinary equity holders of the Company	(0.02)	0.13	(0.03)	0.1
From continuing operations	(0.02)	(0.01)	(0.03)	(0.02)
From discontinued operations	SFr 0	SFr 0.14	SFr 0	SFr 0.12